COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	Dec. 31, 2017 USD ($)
Disclosure of contingent liabilities [line items]
Purchase commitments	$ 202
Operating leases	17
Reforestation obligation	3
Commitments	222
Less than 1 Year
Disclosure of contingent liabilities [line items]
Purchase commitments	100
Operating leases	5
Reforestation obligation	2
Commitments	107
1–5 Years
Disclosure of contingent liabilities [line items]
Purchase commitments	97
Operating leases	10
Reforestation obligation	0
Commitments	107
Thereafter
Disclosure of contingent liabilities [line items]
Purchase commitments	5
Operating leases	2
Reforestation obligation	1
Commitments	$ 8